Consolidated Statements of Operations and Comprehensive Income/(Loss) (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Operations and Comprehensive Income/(Loss)
Unrealized gains/(losses), tax	¥ 0	¥ 0	¥ 0
Reclassification adjustment for (gains)/losses recorded in net income, tax	¥ 0	¥ 0	¥ 0